Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes	The differences are as follows:

	2021	2020
Expected income tax expense at Canadian statutory rate	$37,691	$209,989
Increase (decrease) resulting from:
Effect of differences in tax rates on transactions in and within foreign jurisdictions and change in tax rates	(47,600)	(27,082)
Adjustments from investments carried at fair value	2,709	(87,058)
Non-controlling interests share of income	25,135	18,243
Non-deductible acquisition costs	3,733	3,223
Tax credits	(49,415)	(40,185)
Adjustment relating to prior periods	1,333	(4,228)
Deferred income taxes on regulated income recorded as regulatory assets	(3,807)	(2,811)
Amortization and settlement of excess deferred income tax	(16,778)	(12,392)
Other	3,574	6,884
Income tax expense (recovery)	$(43,425)	$64,583

Schedule of Income (Loss) Before Taxes
For the years ended December 31, 2021 and 2020, earnings before income taxes consist of the following:

	2021	2020
Canada (1)	$(60,848)	$622,776
U.S.	153,719	165,431
Other regions	49,361	4,204
	$142,232	$792,411
(1) Inclusive of fair value gain (loss) on investments carried at fair value (note 8)

Schedule of Income Tax Expenses (Recovery) Attributable to Income (Loss)
Income tax expense (recovery) attributable to income (loss) consists of:

	Current	Deferred	Total
Year ended December 31, 2021
Canada	$4,560	$(33,993)	$(29,433)
United States	1,024	(19,772)	(18,748)
Other regions	$1,653	$3,103	4,756
	$7,237	$(50,662)	$(43,425)
Year ended December 31, 2020
Canada	$4,319	$62,061	$66,380
United States	(1,448)	(1,745)	(3,193)
Other regions	$2,017	$(621)	1,396
	$4,888	$59,695	$64,583

Schedule of Tax Effect of Temporary Difference Between Assets and Liability
The tax effect of temporary differences between the financial statement carrying amounts of assets and liabilities and their respective tax bases that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31, 2021 and 2020 are presented below:

	2021	2020
Deferred tax assets:
Non-capital loss, investment tax credits, currently non-deductible interest expenses, and financing costs	$761,666	$531,353
Pension and OPEB	46,580	66,826
Environmental obligation	15,271	16,145
Regulatory liabilities	166,939	168,054
Other	64,460	65,787
Total deferred income tax assets	$1,054,916	$848,165
Less: valuation allowance	(27,471)	(29,824)
Total deferred tax assets	$1,027,445	$818,341
Deferred tax liabilities:
Property, plant and equipment	$782,829	$733,211
Outside basis differentials	412,665	406,429
Regulatory accounts	300,072	212,937
Other	30,471	12,528
Total deferred tax liabilities	$1,526,037	$1,365,105
Net deferred tax liabilities	$(498,592)	$(546,764)
Consolidated balance sheets classification:
Deferred tax assets	$31,595	$21,880
Deferred tax liabilities	(530,187)	(568,644)
Net deferred tax liabilities	$(498,592)	$(546,764)

Schedule of Non Capital Losses Carry Forwards
As of December 31, 2021, the Company had non-capital losses carried forward and tax credits available to reduce future years' taxable income, which expire as follows:

Non-capital loss carryforward and credits	2022—2026	2027+	Total
Canada	$—	$678,881	$678,881
US	11,283	1,334,299	1,345,582
Total non-capital loss carryforward	$11,283	$2,013,180	$2,024,463
Tax credits	$4,476	$132,509	$136,985